Income Taxes - Schedule Of Components Of Income Tax Expense Benefit (Detail) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Current
Federal	$ 0	$ 0
State	0	0
Deferred
Federal	(40,359)	(1,111,168)
State	0	0
Valuation allowance	40,359	1,111,168
Income tax provision	$ 0	$ 0